Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MFS SERIES TRUST VIII
Central Index Key	0000819673
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
MFS Global Growth Fund | MFS Global Growth Fund | A
Risk/Return:
Trading Symbol	MWOFX
MFS Global Growth Fund | MFS Global Growth Fund | R4
Risk/Return:
Trading Symbol	MWOJX
MFS Global Growth Fund | MFS Global Growth Fund | B
Risk/Return:
Trading Symbol	MWOBX
MFS Global Growth Fund | MFS Global Growth Fund | C
Risk/Return:
Trading Symbol	MWOCX
MFS Global Growth Fund | MFS Global Growth Fund | I
Risk/Return:
Trading Symbol	MWOIX
MFS Global Growth Fund | MFS Global Growth Fund | R1
Risk/Return:
Trading Symbol	MWOGX
MFS Global Growth Fund | MFS Global Growth Fund | R2
Risk/Return:
Trading Symbol	MGWRX
MFS Global Growth Fund | MFS Global Growth Fund | R3
Risk/Return:
Trading Symbol	MWOHX
MFS Global Growth Fund | MFS Global Growth Fund | R5
Risk/Return:
Trading Symbol	MWOKX
MFS Strategic Income Fund | MFS Strategic Income Fund | A
Risk/Return:
Trading Symbol	MFIOX
MFS Strategic Income Fund | MFS Strategic Income Fund | B
Risk/Return:
Trading Symbol	MIOBX
MFS Strategic Income Fund | MFS Strategic Income Fund | C
Risk/Return:
Trading Symbol	MIOCX
MFS Strategic Income Fund | MFS Strategic Income Fund | I
Risk/Return:
Trading Symbol	MFIIX